GEOGRAPHIC INFORMATION (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	11.00%	[1]

[1]	Less than 10%.